CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.50

Data Comparison
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan #1	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
0B1VXAB5LFL	XXXXXXXX	Purpose of Transaction per HUD-1	Cash Out	XXX			The final CD, dated XX/XX/XXXX, shows the borrower receiving $XXX cash back.	Initial
FRKQB1SVN0I	XXXXXXXX	Borrower Last Name	XXX	XXX			Borrower last name is XXX (Pg 399).	Initial
5NIWYYRXHO4	XXXXXXXX	Original Stated P&I	XXX	XXX	$4051.77	29.62%	Audit payment was based on the fully amortized PIT.	Initial